Fair Value Measurements - Gains (Losses) by Location (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Embedded derivatives
Fair Value, Measured on Recurring Basis, Gain (Loss) Included in Earnings [Line Items]
Included in Net Income	$ 2,966	$ (2,802)
Included in OCI	0	0
Funds withheld payable under reinsurance treaties
Fair Value, Measured on Recurring Basis, Gain (Loss) Included in Earnings [Line Items]
Included in Net Income	708	826
Included in OCI	0	0
Debt securities | Other asset-backed securities
Fair Value, Measured on Recurring Basis, Gain (Loss) Included in Earnings [Line Items]
Included in Net Income	0	(1)
Included in OCI	0	0
Equity securities
Fair Value, Measured on Recurring Basis, Gain (Loss) Included in Earnings [Line Items]
Included in Net Income	0	(10)
Included in OCI	0	0
GMIB reinsurance recoverable
Fair Value, Measured on Recurring Basis, Gain (Loss) Included in Earnings [Line Items]
Included in Net Income	(78)	38
Included in OCI	0	0
Policy loans
Fair Value, Measured on Recurring Basis, Gain (Loss) Included in Earnings [Line Items]
Included in Net Income	(2)	0
Included in OCI	$ 0	$ 0